Condensed Statements of Operations and Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expenses
Interest expense	$ 2,137	$ 2,511
Other expenses	12,912	12,562
Income (Loss) before income tax expense and undistributed loss of the bank	(2,217)	(6,349)
Income Tax Expense	244	4,657
Net loss	(2,461)	(11,006)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Income	403	3
Expenses
Interest expense	89	149
Other expenses	146	207
Total expenses	235	356
Income (Loss) before income tax expense and undistributed loss of the bank	168	(353)
Income Tax Expense		338
Income (Loss) before equity in undistributed loss of the bank	168	(691)
Equity in undistributed loss of the bank	(2,629)	(10,315)
Net loss	(2,461)	(11,006)
Net change in unrealized gain(losses) on available-for-sale securities	(386)	869
Total comprehensive loss	$ (2,847)	$ (10,137)